Consolidated Statements of Operations (Parenthetical) (Unaudited) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Operations [Abstract]
Net of tax expense	$ 135	$ 248